Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 200	$ 5,304
Prepayments and other receivables	165	567
Finance lease receivable	143
Taxation receivable	675	1,018
Related party receivables	322	24
Total current assets	1,505	6,913
Property and Equipment, net	6	7
Finance lease receivable	149
Right of use asset	433
Other non-current assets	285
Total non-current assets	873	7
Total assets	2,378	6,920
Current liabilities:
Accounts payable and accrued expenses	6,396	5,954
Lease Liability	279
Related party payable	594	447
Other liabilities	82
Total current liabilities	7,351	6,401
Lease Liability (Non-Current)	541
Total liabilities	7,892	6,401
Shareholders' Equity:
Called up share capital (136,654,516 shares are issued and outstanding; 2018: 136,463,818)	8,599	8,592
Share premium	39,931	39,832
Share based payment reserve - Options	5,163	3,854
Share based payment reserve - warrants	2,419	1,874
Convertible loan note reserve	1,357
Other reserve	(46,171)	(46,171)
Translation reserve	1,940	1,967
Capital reduction reserve	41,292	41,292
Retained earnings	(60,044)	(50,721)
Total shareholders' equity	(5,514)	519
Total liabilities and shareholders' equity	$ 2,378	$ 6,920